Balance Sheets - USD ($)	Oct. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Current Assets
Cash and cash equivalents	$ 117,787	$ 2,726	$ 5,976
Total Current Assets	117,787	2,726	5,976
Fixed Assets
Furniture and Equipment	1,050	1,050	1,050
Accumulated Depreciation	(988)	(832)	(624)
Total Fixed Assets	62	218	426
Investment in intellectual property	29,150
Total Assets	146,999	2,944	6,402
Current Liabilities
Accrued expenses	6,321	16,875	3,406
Accrued interest	18,318	6,180	2,163
Convertible note payable, net of debt discount of $182,819	42,181
Promissory notes payable	192,500	62,500	37,500
Advances from related party	(18,000)	(18,000)	(18,000)
Due to shareholder	2,208	2,208	245
Derivative Liability	49,756
Total Liabilities	329,284	105,763	61,314
Stockholders’ (Deficiency)
Common stock, par value $0.001; 250,000,000 shares authorized, 132,900,000- January 31, 2017 and 132,900,000- January 31, 2016 shares issued and outstanding	132,900	132,900	132,900
Additional paid in capital	73,123	73,123	73,123
Deficit accumulated	(388,308)	(308,842)	(260,935)
Total Stockholders’ (Deficiency)	(182,285)	(102,819)	(54,912)
Total Liabilities and Stockholders’(Deficiency)	$ 146,999	$ 2,944	$ 6,402